Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Leases [Abstract]
Minimum lease payments, Total	¥ 118,902
Minimum lease payments, Less than 1 year	16,245
Minimum lease payments, 1 to 2 years	15,312
Minimum lease payments, 2 to 3 years	11,569
Minimum lease payments, 3 to 4 years	8,735
Minimum lease payments, 4 to 5 years	8,071
Minimum lease payments, More than 5 years	¥ 58,970